Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
RICE ACQUISITION CORP. II | Class A Ordinary Shares
Diluted net (loss) income per share	$ (0.05)	$ 0.39	$ (0.35)	$ 0.09
RICE ACQUISITION CORP. II | Class B Ordinary Shares
Diluted net (loss) income per share	$ (0.05)	$ 0.39	$ (0.35)	$ 0.09